Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2022
Loss Per Share
Schedule of basic and diluted loss per share

	For the Nine Months Ended September 30,
	2021	2022
Numerator:
Net loss	(616,966)	(2,297,650)
Less: Net loss attributable to noncontrolling interests	—	(28,497)
Net loss attributable to ordinary shareholders of Li Auto Inc.	(616,966)	(2,269,153)

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	1,829,434,693	1,936,947,462

Basic and diluted net loss per share attributable to ordinary shareholders of Li Auto Inc.	(0.34)	(1.17)